SUPPLEMENT DATED MARCH 8, 2002
                              TO THE PROSPECTUS OF

                     USALLIANZ CHARTER(TM) VARIABLE ANNUITY
                    USALLIANZ DIMENSIONS(TM) VARIABLE ANNUITY
                     USALLIANZ REWARDS(TM) VARIABLE ANNUITY
                  USALLIANZ LIFEFUND(SM) VARIABLE LIFE INSURANCE
                             DATED NOVEMBER 5, 2001

                     USALLIANZ ALTERITY(TM) VARIABLE ANNUITY
                             DATED NOVEMBER 6, 2001

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       or
                         ALLIANZ LIFE VARIABLE ACCOUNT B

Effective May 1, 2002, the following Investment Options will be closed to new monies:

o        AIM V.I. Capital Appreciation Fund
o        AIM V.I. International Equity Fund
o        AIM V.I. Value Fund
o        Alger American MidCap Growth Portfolio
o        AZOA Diversified Assets Fund
o        AZOA Fixed Income Fund
o        AZOA Global Opportunities Fund
o        AZOA Growth Fund
o        Franklin S&P 500 Index Fund
o        Seligman Global Technology Portfolio
o        USAZ Growth Fund
o        Van Kampen LIT Emerging Growth Portfolio

On and after May 1, sub-accounts investing in the above Investment Options will no longer accept new premiums, transfers from other sub-accounts or the fixed account, including dollar cost averaging transfers, or automatic portfolio rebalancing or reallocations pursuant to an Allianz Asset Allocation Model. Monies already allocated to one of the closed Investment Options will remain in the Investment Option until we receive contrary instructions from the contract owner.

Any new premiums or transfers allocated to one of the closed Investment Options will be allocated to the AZOA Money Market Fund (USAZ Money Market Fund after May 1), until we receive new instructions from the contract owner. Automatic portfolio rebalancing and asset allocation will be discontinued for any rebalancing or allocation program that includes one of the closed Investment Options, until we receive new instructions from the contract owner.


                                                                  PRO-002-0502